SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended
	Jul. 26, 2021	Jul. 21, 2021	Jun. 23, 2021	Jun. 21, 2021	May 26, 2021	Jul. 31, 2021	Oct. 31, 2021	Aug. 04, 2021	Aug. 02, 2021	Jul. 23, 2021	Apr. 30, 2021	Apr. 30, 2020
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current											$ 6,143,223	$ 2,100,000
Hold back percentage			10.00%	10.00%
Debt Instrument, Face Amount							$ 11,000,000				$ 6,143,223
Debt Instrument, Interest Rate, Stated Percentage							9.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			600,000
Hold back percentage			10.00%
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current									$ 500,000	$ 500,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%	12.00%
One Vendor and Two Employees [Member] | Subsequent Event [Member] | Marketing and Other Services [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services						68,965
Six Brand Ambassadors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services						90,937
Loan Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 300,000
Loan Agreement [Member] | Related Party [Member]
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current								$ 500,000		$ 500,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%		12.00%
Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Proceeds from Lines of Credit		$ 300,000
Loan Agreement [Member] | Related Party Lender [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current					$ 6,220,000
Stock Issued During Period, Shares, New Issues					1,636,843
Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			540,000
Membership interest purchase agreement, description				On June 21, 2021, the Company completed one immaterial acquisition by entering into a membership interest purchase agreement (“MIPA”) with Charles Ruddy (the “Seller”) to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”) in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the “Purchase Price”): (i) 600,000 shares of common stock on the closing date, (ii) 200,000 shares of common stock on the first anniversary of the closing date and (iii) 200,000 shares of common stock on the second anniversary of the closing date (collectively, the “Shares”), provided that 10% of the Shares of each tranche will be held back by the Company and not delivered to the recipients for a period of 12 months from the date of their issuance. The Shares are subject to a 12-month lock-up from their date of delivery during which time they may not be offered or sold by the Seller or any other recipient thereof without the express written consent of the Company. On June 23, 2021, the Company issued 540,000 shares of its common stock to the receipts under the MIPA, which consisted of 600,000 shares less a hold-back of 10% (i.e., 60,000 shares).
Hold back shares			600,000	600,000
Membership Interest Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			540,000
Membership interest purchase agreement, description			the Company entered into a membership interest purchase agreement (“MIPA”) with Charles Ruddy (the “Seller”) to acquire a 100% ownership stake in Foundation Sports Systems, LLC (“Foundation Sports”) in exchange for 1,000,000 shares of common stock of the Company to be issued to the Seller and two other Foundation Sports employees in three tranches (the “Purchase Price”): (i)
Hold back shares			600,000